Victory Portfolios IV

5935 La Cantera Parkway

San Antonio, Texas 78256

November 5, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Victory Portfolios IV

File Nos. 333-282907; 811-24019

Ladies and Gentlemen:

On behalf of Victory Portfolios IV (the “Registrant”) with respect to Victory Pioneer Bond Fund, a series portfolio of the Registrant with a fiscal year-end ended June 30, 2026 (the “Fund”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Fund:

(1)The form of statement of additional information for Victory Pioneer Bond Fund that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 10 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration

Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2026, accession number 0001193125-26-433748.

If you have any questions or comments regarding this filing, please call me at 617-422-4695.

Very truly yours,

Victory Portfolios IV

By: /s/ Thomas Reyes

Thomas Reyes

Assistant Secretary